Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Series A Preferred Stock	Series B Preferred Stock	Preferred Stock	Common Stock	Common Stock Series A Preferred Stock	Common Stock Series B Preferred Stock	Additional Paid-In Capital	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Loss
Preferred stock, beginning balance (in shares) at Dec. 31, 2021				4,000,000
Beginning balance at Dec. 31, 2021	$ 2,323			$ 0	$ 0			$ 2,560	$ (237)	$ 0
Common stock, beginning balance (in shares) at Dec. 31, 2021					224,625,193
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	73								73
Fair value change - derivatives	62									62
Foreign currency translation adjustment	(164)									(164)
Pension plans fair value adjustment	(165)									(165)
Preferred stock dividend (in shares)						7,539,697	1,944,939
Share repurchases (in shares)					(2,505,723)
Share repurchases	(44)							(44)
Profit sharing plan contributions (in shares)					622,655
Profit sharing plan contributions	13							13
Share-based compensation and other, net (in shares)					1,177,151
Share-based compensation and other, net	29							29
Preferred stock, ending balance (in shares) at Dec. 31, 2022				4,000,000
Ending balance at Dec. 31, 2022	2,127			$ 0	$ 0			2,558	(164)	(267)
Common stock, ending balance (in shares) at Dec. 31, 2022					233,403,912
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	153								153
Fair value change - derivatives	(24)									(24)
Foreign currency translation adjustment	61									61
Pension plans fair value adjustment	(244)									(244)
Loss on dedesignated derivatives amortized from AOCI into income	(16)									(16)
Preferred stock dividend (in shares)			1,348,420				1,933,004
Share repurchases (in shares)					(1,626,493)
Share repurchases	(41)							(41)
Profit sharing plan contributions (in shares)					631,194
Profit sharing plan contributions	14							14
Share-based compensation and other, net (in shares)					1,233,699
Share-based compensation and other, net	41							41
Preferred stock, ending balance (in shares) at Dec. 31, 2023		4,000,000	800,000	4,000,000
Ending balance at Dec. 31, 2023	2,071			$ 0	$ 0			2,572	(11)	(490)
Common stock, ending balance (in shares) at Dec. 31, 2023					235,575,316
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	250								250
Fair value change - derivatives	18									18
Foreign currency translation adjustment	(107)									(107)
Pension plans fair value adjustment	26									26
Loss on dedesignated derivatives amortized from AOCI into income	(14)									(14)
Preferred stock dividend (in shares)			283,196			7,944,104	620,240
Series B Preferred Stock dividend	0							7	(7)
Conversion of Series B Preferred Stock, net (in shares)					16,260,163
Conversion of Series B Preferred Stock, net	197							214	(17)
Issuance of common shares (in shares)					12,650,000
Issuance of common shares	458							458
Profit sharing plan contributions (in shares)					510,319
Profit sharing plan contributions	16							16
Share-based compensation and other, net (in shares)					1,218,185
Share-based compensation and other, net	38							38
Preferred stock, ending balance (in shares) at Dec. 31, 2024		4,000,000	0	4,000,000
Ending balance at Dec. 31, 2024	$ 2,953			$ 0	$ 0			$ 3,305	$ 215	$ (567)
Common stock, ending balance (in shares) at Dec. 31, 2024					274,778,327